Consolidated Statements of Changes in Stockholders’ Equity (Deficit) - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Retained Earnings [Member]	Total
Balances, December 31, 2012 at Dec. 31, 2012	$ 25	$ 5,340	$ 994,735		$ (2,136,596)	$ (1,136,496)
Balances, December 31, 2012 (in Shares) at Dec. 31, 2012	25,000	5,340,000
Purchase of treasury stock			551,638	$ (791,638)		(240,000)
Net income (loss)					155,635	155,635
Balance at Dec. 31, 2013	$ 25	$ 5,340	1,546,373	(791,638)	(1,980,961)	(1,220,861)
Balance (in Shares) at Dec. 31, 2013	25,000	5,340,000
Net income (loss)					(3,031,220)	(3,031,220)
Balance at Dec. 31, 2014		$ 10,197	21,420,975	$ (791,638)	$ (5,012,181)	15,627,353
Balance (in Shares) at Dec. 31, 2014		10,196,502
Stock-based compensation expense			101,830			101,830
Issuance of common stock - IPO, net of offering costs of $2,761,325		$ 3,450	19,774,154			19,777,604
Issuance of common stock - IPO, net of offering costs of $2,761,325 (in Shares)		3,450,000
Issuance of vested restricted stock		$ 72	(72)
Issuance of vested restricted stock (in Shares)		71,502
Conversion of preferred stock to common stock	$ (25)	$ 1,335	$ (1,310)
Conversion of preferred stock to common stock (in Shares)	(25,000)	1,335,000
Net income (loss)						(3,759,593)
Balance at Jun. 30, 2015						$ 12,157,259